Annual Operating Expenses - FidelitySustainableLowDurationBondETF-PRO - FidelitySustainableLowDurationBondETF-PRO - Fidelity Sustainable Low Duration Bond ETF - Fidelity Sustainable Low Duration Bond ETF
	Dec. 30, 2022
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.30%

[1]	A Based on estimated amounts for the current fiscal year.